Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of financial information of the Group's consolidated VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income (loss) attributable to the Company and cash flows after intercompany eliminations

	As of December 31,
	2023	2024
	RMB	RMB
Total assets	7,442,585	6,504,813

Total current liabilities	(1,027,549)	(899,497)

Total liabilities	(1,062,156)	(901,256)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	1,101,098	372,530	306,576
Total operating expenses	(86,115)	(62,931)	(56,759)
Net income	541,290	235,406	308,464

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(1,892,620)	(721,336)	(749,147)
Net cash provided by (used in) investing activities	569,610	(123,591)	(155,901)
Net cash used in financing activities	—	—	(1,854)

Schedule of classification and estimated useful lives of plant and equipment

Estimated useful life
Buildings	20 to 30 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	4 to 5 years
Software	1 to 10 years

Schedule of estimated economic lives of the intangible assets

Estimated economic life
Trademarks	2- 5 years
Payment license	Indefinite life

Schedule of Revenue from External Customers by Products and Services
The following table sets forth the disaggregation of revenue:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Product revenues
Womenswear and menswear	33,332,934	37,628,436	34,825,405
Shoes and bags	8,256,326	9,384,021	8,301,476
Skincare and cosmetics	15,277,888	15,669,280	14,015,643
Sportswear and sporting goods	12,801,388	13,870,228	13,748,205
Home goods and other lifestyle products	8,359,052	8,620,465	8,553,989
Baby and children products	8,735,859	9,606,808	9,032,306
Supermarkets and other products	10,486,631	10,834,247	12,257,526

	97,250,078	105,613,485	100,734,550
Other revenues	5,902,411	7,242,535	7,686,282

Total net revenues	103,152,489	112,856,020	108,420,832